UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6653

The Jensen Portfolio, Inc.
(Exact name of registrant as specified in charter)

5300 Meadows Road, Suite 250
Lake Oswego, OR 97035-8234
(Address of principal executive offices) (Zip code)

Robert McIver
5300 Meadows Road, Suite 250
Lake Oswego, OR 97035-8234
(Name and address of agent for service)

(800) 221-4384
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  February 28, 2011

Item 1. Schedule of Investments.

	The Jensen Portfolio, Inc.
	Schedule of Investments
	02/28/2011 (Unaudited)
	(showing percentage of total net assets)
Shares		Value
	COMMON STOCKS - 99.00%
	Aerospace & Defense - 5.07%
2,311,000	United Technologies Corp.	$193,060,940
	Air Freight & Logistics - 1.72%
903,000	CH Robinson Worldwide, Inc.	65,368,170
	Beverages - 7.15%
1,562,000	The Coca-Cola Company	99,843,040
2,723,000	PepsiCo, Inc.	172,692,660
		272,535,700
	Capital Markets - 4.72%
2,687,000	T. Rowe Price Group, Inc.	179,975,260
	Chemicals - 4.80%
1,219,000	Ecolab, Inc.	59,292,160
1,245,000	Praxair, Inc.	123,728,100
		183,020,260
	Electrical Equipment - 4.14%
2,644,100	Emerson Electric Co.	157,747,006
	Electronic Equipment, Instruments & Components - 2.47%
1,636,200	Amphenol Corp.	94,048,776
	Food & Staples Retailing - 1.57%
2,154,000	Sysco Corp.	59,859,660
	Health Care Equipment & Supplies - 14.86%
1,237,000	Becton Dickinson & Co.	98,960,000
1,116,000	CR Bard, Inc.	109,100,160
4,464,400	Medtronic, Inc.	178,218,848
2,848,000	Stryker Corp.	180,164,480
		566,443,488
	Household Products - 8.32%
884,000	Clorox Company	59,899,840
1,360,000	Colgate-Palmolive Company	106,787,200
2,388,000	The Procter & Gamble Company	150,563,400
		317,250,440
	Industrial Conglomerates - 5.16%
2,133,500	3M Co.	196,772,705
	IT Services - 8.97%
2,332,500	Automatic Data Processing, Inc.	116,625,000
1,578,000	Cognizant Technology Solutions Corporation (a)	121,300,860
3,086,000	Paychex, Inc.	103,782,180
		341,708,040
	Life Sciences Tools & Services - 2.62%
1,203,000	Waters Corp. (a)	99,909,150
	Media - 5.32%
3,986,000	Omnicom Group, Inc.	202,887,400
	Pharmaceuticals - 4.20%
3,332,000	Abbott Laboratories	160,269,200
	Professional Services - 3.64%
3,877,000	Equifax, Inc.	138,602,750
	Software - 14.27%
5,750,000	Adobe Systems, Inc. (a)	198,375,000
7,200,000	Microsoft Corp.	191,376,000
4,682,000	Oracle Corp.	154,037,800
		543,788,800
	TOTAL COMMON STOCKS (Cost $2,919,539,381)	3,773,247,745

	SHORT TERM INVESTMENTS - 0.85%
	Short Term Investments - 0.85%
32,480,121	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (b)	32,480,121
	TOTAL SHORT TERM INVESTMENTS (Cost $32,480,121)	32,480,121

	Total Investments (Cost $2,952,019,502) - 99.85%	3,805,727,866
	Other Assets in Excess of Liabilities - 0.15%	5,568,248
	TOTAL NET ASSETS - 100.00%	$3,811,296,114

	(a) Non-income producing security.
	(b) Variable rate security. The rate listed is as of February 28, 2011.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the
	exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
	GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp
	Fund Services, LLC.

	The accompanying footnotes are an integral part of the Financial Statements.

Fair Valuation Pricing Inputs

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).  The three levels of the fair value hierarchy are as follows:

Level 1 -	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 -	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
Level 3 -	Inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions decisions, including assumptions about risk.  Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors.  A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes "observable" requires significant judgment by the Fund.  The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.  The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund's perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within level 1, include active listed equities and certain money market securities.  Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2.  Investments classified within level 3 have significant unobservable inputs, as they trade infrequently or not at all.

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets carried at value.  The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Investments at Value	Total	Level 1	Level 2	Level 3
Total Common Stock*	$ 3,773,247,745	$ 3,773,247,745	$ -	$ -
Total Money Market Fund	32,480,121	32,480,121	-	-
Total Investments	$ 3,805,727,866	$ 3,805,727,866	$ -	$ -

* For further information regarding security characteristics, please see the Schedule of Investments.

The Fund did not hold any investments during the period ended February 28, 2011 with significant unobservalbe inputs which would be classified as level 3.  There were no transfers of securities between levels during the reporting period.  The Fund did not hold any derivative instruments during the reporting period.

The cost basis of investments for federal income tax purposes at February 28, 2011 was as follows**:

Cost of investments	$ 2,952,019,502
Gross unrealized appreciation	905,572,978
Gross unrealized depreciation	(51,864,614)
Net unrealized appreciation	$ 853,708,364

** Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Jensen Portfolio, Inc.

By (Signature and Title)              /s/ Robert McIver
Robert McIver, President

Date      4/28/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Robert McIver
Robert McIver, President

Date    4/28/2011

By (Signature and Title)              /s Brian Ferrie
Brian Ferrie, Treasurer

Date    4/28/2011